Property, plant and equipment, net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment, net
19	Property, plant and equipment, net

			Aircraft
	Investment properties	Buildings	Owned	Acquired under finance leases	Other flight equipment including rotables	Machinery, equipment and vehicles	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Cost:
At January 1, 2018	794	12,611	105,974	99,367	21,906	6,629	247,281
Acquisitions through business combinations	—	51	—	—	12	34	97
Additions	—	48	3,644	7,049	1,250	424	12,415
Transfer from construction in progress	—	489	4,792	8,038	401	414	14,134
Reclassification on change of holding intention	19	(19)	—	—	—	—	—
Reclassification on exercise of purchase option	—	—	3,940	(3,940)	—	—	—
Transfer to assets held for sale	—	—	(1,804)	—	(106)	—	(1,910)
Disposals	—	(26)	(7,784)	(154)	(774)	(252)	(8,990)

At December 31, 2018	813	13,154	108,762	110,360	22,689	7,249	263,027
Impact on initial application of IFRS 16 (Note 2(b))	—	—	—	(110,360)	(81)	—	(110,441)

At January 1, 2019	813	13,154	108,762	—	22,608	7,249	152,586
Acquisitions through business combinations	—	—	—	—	—	18	18
Additions	—	181	3,034	—	2,380	860	6,455
Transferred from construction in progress (Note 20)	—	2,515	871	—	200	456	4,042
Reclassification on change of holding intention:
- transferred to other property, plant and equipment, net	(327)	327	—	—	—	—	—
- transferred to right-of-use assets, net (Note 21)	(16)	—	—	—	—	—	(16)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	2,641	—	—	—	2,641
Disposals	—	(131)	(2,032)	—	(803)	(330)	(3,296)

At December 31, 2019	470	16,046	113,276	—	24,385	8,253	162,430

Accumulated depreciation and impairment losses:
At January 1, 2018	270	3,965	50,995	17,011	11,678	4,436	88,355
Depreciation charge for the year	29	413	5,667	5,776	1,462	622	13,969
Reclassification on change of holding intention	15	(15)	—	—	—	—	—
Reclassification on exercise of purchase options	—	—	1,072	(1,072)	—	—	—
Transferred to assets held for sale	—	—	(1,582)	—	(104)	—	(1,686)
Disposal	—	(10)	(6,912)	(154)	(664)	(240)	(7,980)
Impairment losses written off on disposals	—	—	(322)	—	(1)	—	(323)

At December 31, 2018	314	4,353	48,918	21,561	12,371	4,818	92,335
Impact on initial application of IFRS 16 (Note 2(b))	—	—	—	(21,561)	—	—	(21,561)

At January 1, 2019	314	4,353	48,918	—	12,371	4,818	70,774
Depreciation charge for the year	29	444	6,390	—	1,483	683	9,029
Reclassification on change of holding intention:
- transferred to other property, plant and equipment, net	(172)	172	—	—	—	—	—
- transferred to right-of-use assets, net (Note 21)	(5)	—	—	—	—	—	(5)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	874	—	—	—	874
Disposals	—	(52)	(1,993)	—	(698)	(238)	(2,981)
Provision for impairment losses (Note 19(d))	—	—	18	—	—	—	18
Impairment losses written off on disposals (Note 19(c))	—	—	(30)	—	(37)	—	(67)

At December 31, 2019	166	4,917	54,177	—	13,119	5,263	77,642

Net book value:
At December 31, 2019	304	11,129	59,099	—	11,266	2,990	84,788

At December 31, 2018	499	8,801	59,844	88,799	10,318	2,431	170,692

(a)	As at December 31, 2019, the accumulated impairment provision of aircraft and flight equipment of the Group is RMB985 million (December 31, 2018: RMB1,034 million).

(b)
As at December 31, 2019, certain aircraft of the Group with an aggregate carrying value of approximately RMB339 million (December 31, 2018: RMB373 million) were mortgaged under certain loans (Note 36(a)(i)).

(c)
For the year ended December 31, 2019, certain aircraft and other flight equipment were disposed, against which impairment provision had been provided in previous years and the impairment provision of RMB30 million for these aircraft and RMB37 million for the other flight equipment was written off respectively.

(d)
As at December 31, 2019, the Group reviewed the recoverable amounts of the aircraft and related assets and made an additional impairment provision of RMB18 million for its aircraft. The estimates of recoverable amounts were based on the greater of the assets’ fair value less costs of disposal and the value in use. The fair value on which the recoverable amount is based is categorized as a level 3 measurement and it was determined by reference to the recent observable market prices for the aircraft fleet and flight equipment. In cases when value in use are based, the pre-tax discount rate used in the estimate is 9.00%.

(e)
As at December 31, 2019 and up to the date of approval of these financial statements, the Group is in the process of applying for the property title certificates in respect of the properties located in Guangdong, Guangxi, Guizhou, Xiamen, Heilongjiang, Jilin, Beijing, Henan, Xinjiang, Hainan, Shanghai, Hubei, Chongqing, Liaoning and Chengdu, in which the Group has interests and for which such certificates have not been granted. As at December 31, 2019, carrying value of such properties of the Group amounted to RMB7,106 million (December 31, 2018: RMB5,289 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the properties referred to above are not affected by the fact that the Group has not yet obtained the relevant property title certificates.

(f)
The Group leased out investment properties and facilities under operating leases. The leases typically run for an initial period of one to ten years, with an option to renew the leases after that date at which time all terms are renegotiated. None of the leases includes contingent rentals. In this connection, rental income totalling RMB202 million (2018: RMB178 million; 2017: RMB184 million) was recognized by the Group during the year in respect of the leases. Directors estimated the fair value of these investment properties approximate the carrying amount.

The properties are reclassified between investment properties and other property, plant and equipment, upon the intention of commencement or cessation of lease.
The Group’s total future minimum lease income under
non-cancellable
operating leases are as follows:

	2019	2018
	RMB million	RMB million
Within 1 year	38	55
After 1 year but within 5 years	74	39
After 5 years	36	7

	148	101

(g)
As at December 31, 2019, certain investment properties of the Group with an aggregate carrying value of approximately RMB15 million (December 31, 2018: RMB18 million) were mortgaged for certain bank borrowings (Note 36(a)(i)).